Finance income and finance expense (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Components of finance income (cost)

	2018	2017	2016
Interest income	—	53,570	67,565
Net foreign currency exchange gain	1,103,067	1,912,681	843,950
Revaluation gain from derivative financial instruments	1,350,071	3,372,186	291,048
Total finance income	2,453,138	5,338,437	1,202,563
Interest expense (incl. Bank charges)	1,070,177	1,640,394	828,547
Net foreign currency exchange loss	1,242,938	2,737,273	944,047
Total finance expense	2,313,115	4,377,667	1,772,594
Finance income/(expense), net	140,023	960,770	(570,031)